STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Activities
Net Loss	$ (892,877)	$ (115,743)
Adjustments to Reconcile Net Loss to Net Cash from Operating Activities
Deferred Taxes	0	46,371
Amortization	14,800	4,800
Stock Based compensation	894,700	0
Impairment of Intangible Assets	0	5,000
Changes in Operating Assets and Liabilities
Inventory	0	18,076
Prepaid Expense	(25,445)	13,493
Accounts Receivable	(48,750)	0
Net Cash Used in Operating Activities	(57,572)	(28,003)
Investing Activities
Intangible assets	0	0
Net Cash Provided by Investing Activities	0	0
Financing Activities
Common Stock	74,000	0
Net Cash from Financing Activities	74,000	0
Net Change in Cash and Cash Equivalents	16,428	(28,003)
Cash and Cash Equivalents at Beginning of Period	210	28,213
Cash and Cash Equivalents at End of Period	16,638	210
Supplemental Cash Flow Information
Cash Paid for Interest	0	0
Cash Paid for Taxes	0	0
Supplemental Non-Cash Investing and Financing Activities
Prepaid Expense (non-cash future payment)	25,445	0
Purchase of Intangible Asset (shares issued, non-cash transaction)	$ 200,000	$ 0